UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: March 31, 2013
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VI
-----------------------------------

      First Trust NASDAQ Technology Dividend Index Fund

      Multi-Asset Diversified Income Index Fund

------------------------
   Semi-Annual Report

     March 31, 2013
------------------------

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      First Trust Exchange-Traded Fund VI
                               Semi-Annual Report
                                 March 31, 2013


Shareholder Letter ........................................................... 2
Market Overview .............................................................. 3
Fund Performance Overview
      First Trust NASDAQ Technology Dividend Index Fund ...................... 4
      Multi-Asset Diversified Income Index Fund............................... 6
Notes to Fund Performance Overview ........................................... 8
Understanding Your Fund Expenses ............................................. 9
Portfolio of Investments
      First Trust NASDAQ Technology Dividend Index Fund ......................10
      Multi-Asset Diversified Income Index Fund...............................13
Statements of Assets and Liabilities .........................................19
Statements of Operations .....................................................20
Statements of Changes in Net Assets ..........................................21
Financial Highlights .........................................................22
Notes to Financial Statements ................................................24
Additional Information .......................................................30
Risk Considerations ..........................................................31

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report (each series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2013
Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund VI (the "Trust"). This report gives detailed information for the past six months about the Funds that comprise the Trust. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

The last six months were certainly more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 16% during the year ended December 31, 2012. While past performance can never be an indicator of future performance, many economists and investors have felt positive about the current market environment. As I have written many times, however, First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust has always been a long-term investor and investment manager. After 22 years of delivering quality products to investors, we believe we have the perspective to weather different markets with our knowledgeable and seasoned research staff, our management and operations teams, along with the various products we offer. You may want to talk to your advisor about the other investments First Trust offers that could fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded Fund VI and Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2013

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey consults with First Trust's management on market conditions and First Trust's general investment philosophy. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY

The International Monetary Fund (IMF) is forecasting a global GDP growth rate of 3.3% for 2013 and 4.0% for 2014, according to its own release. The IMF sees much faster growth in "Emerging Market and Developing Economies." It has a GDP growth rate estimate of 5.3% (2013) and 5.7% (2014) for this category. Its estimates for "Advanced Economies" are 1.2% (2013) and 2.2% (2014). The U.S. is expected to grow at a better clip than other advanced nations. For the U.S., IMF is looking for a growth rate of 1.9% in 2013 and 3.0% in 2014. Investors should take some comfort in these GDP growth estimates looking out through 2014, in our opinion.

In the U.S., the Obama Administration made a downward adjustment to its long-term GDP growth rate forecast, lowering its estimate from 2.5% in the 2013 budget proposal to 2.4% in its 2014 proposal, according to Reuters. This is somewhat of a target growth rate where the Administration believes growth can persist without generating a level of inflation capable of putting economic stability at risk. The Blue Chip Economic Indicators survey of private economists revealed a consensus average growth rate of 2.5% over the long term, slightly more optimistic. For comparative purposes, the average annual GDP growth rate in the U.S. over the past 15 years (1997-2012) was 2.5%. It seems like the more things change, the more they stay the same.

A study released the first week of March by the National Bureau of Economic Research suggests that the Federal Reserve's policy of keeping interest rates artificially low to encourage lending might be doing just the opposite, according to CNNMoney.com. At the end of 2012, banks had lent out just less than 70% of their deposits, well below the 93% level reached prior to the financial crisis. It appears that many of the biggest banks in the U.S. have been borrowing more of their capital via long-term debt, which locks in a big chunk of their funding costs. The study found that for 12 of the 16 largest banks in the U.S., lower interest rates actually make it more expensive to lend. The four largest banks in the U.S. account for nearly 40% of all loans. The study suggests that higher short-term interest rates could be the way to boost lending at the larger banking institutions. Chairman Bernanke has stated that the Fed would likely continue buying bonds ($85 billion of Treasuries and mortgage-backed securities per month) until the unemployment rate falls to 6.5%. A recent survey by the National Association for Business Economics revealed that 44% of its members now believe the Fed's monetary policy is "too stimulative," up from 26% in September 2012, according to the Los Angeles Times. Two-thirds of those polled said the Fed should terminate its bond-buying program this year.

STATE OF INCOME DISTRIBUTIONS

Investors funneled a net $3.53 billion (open- and closed-end funds and exchange-traded products) into equity income-oriented funds in Q1'13, according to Strategic Insight, LLC. While a bit lower than the $3.87 billion reported in Q1'12, net inflows have been consistently strong in recent years. The low interest rate climate in fixed-income has inspired investors to look for higher income opportunities elsewhere, such as dividend-paying stocks. As of mid-April 2013, 278 stocks in the S&P 500, or 55.6%, had a dividend yield that was higher than the yield (1.70%) on the 10-Year T-Note, according to Bespoke Investment Group. S&P Dow Jones Indices expects companies in the S&P 500 Index to distribute $300 billion in stock dividends in 2013, up from a record $282 billion in 2012, according to The Wall Street Journal.

The Information Technology sector continues to be the top contributor to the total dividend payout of the S&P 500. As of April 21, 2013, technology stocks were contributing 14.71% of the S&P 500's dividend distribution, according to Standard & Poor's. The other 9 major sectors contribute the following: Consumer Staples (14.04%); Financials (12.91%); Health Care (11.62%); Energy (10.91%);
Industrials (10.88%); Consumer Discretionary (8.65%); Utilities (6.50%); Telecommunication Services (6.00%); and Materials (3.78%).

The dividend-paying stock story extends beyond just the companies in the S&P
500. The S&P Dow Jones Indices, which track approximately 10,000 U.S. traded stocks, announced that total stock dividend distributions (excluding special and extra one-time dividend payments) increased by a net $14.5 billion in Q1'13, up from $8.4 billion in Q4'12, according to its own release. In Q1'13, 944 companies increased their dividend payouts, up 39.4% over the 677 increases in Q1'12. The number of companies decreasing their dividend payouts rose from 35 in Q1'12 to 139 in Q1'13. For the 12-month period ended March 2013, there were 3,154 dividend increases, up from 2,120 in the prior 12 months, and 389 decreases, up from 119.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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TDIV - FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index(SM) (the "Index"). The shares of the Fund are listed and trade on the NASDAQ Stock Market LLC under the ticker symbol "TDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Index includes up to 100 Technology and Telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a Technology or Telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. International securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

----------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------
                                                                         CUMULATIVE
                                                                        TOTAL RETURNS
                                                   6 Months Ended    Inception (8/13/12)
                                                       3/31/13           to 3/31/13

FUND PERFORMANCE
 NAV                                                     9.94%               9.15%
 Market Price                                            9.63%               8.90%

INDEX PERFORMANCE
 NASDAQ Technology Dividend Index(SM)                   10.31%               9.60%
 S&P 500(R) Index                                       10.19%              13.39%
 S&P 500 Information Technology Index                   -1.39%               1.05%
----------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Technology Dividend Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

TDIV - FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       77.61%
Telecommunication Services                   19.74
Industrials                                   1.23
Consumer Discretionary                        1.19
Health Care                                   0.23
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
International Business Machines Corp.         8.23%
Intel Corp.                                   8.12
Microsoft Corp.                               7.98
Apple, Inc.                                   7.77
Cisco Systems, Inc.                           7.65
Hewlett-Packard Co.                           4.32
QUALCOMM, Inc.                                3.95
Oracle Corp.                                  3.66
Texas Instruments, Inc.                       3.14
Seagate Technology PLC                        2.24
                                            -------
     Total                                   57.06%
                                            =======




                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             AUGUST 13, 2012 - MARCH 31, 2013

             First Trust NASDAQ
             Technology Dividend    NASDAQ Technology     S&P 500(R)    S&P 500 Information
                 Index Fund         Dividend Index(SM)      Index        Technology Index

8/13/12             10000                 10000             10000              10000
9/30/12              9928                  9935             10290              10247
3/31/13             10915                 10959             11339              10105

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/14/12 - 9/30/12         33           0          0          0            0          0           0          0
10/1/12 - 3/31/13        113           1          0          0            8          0           0          0

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

MDIV - MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Multi-Asset Diversified Income Index(SM) (the "Index"). The shares of the Fund are listed and trade on the NASDAQ Stock Market LLC under the ticker symbol "MDIV." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and/or depositary receipts (25%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and exchange-traded funds (15%) that comprise the Index (each an "Index Segment"). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Index is designed to provide access to a diversified portfolio of small, mid- and large capitalization income producing securities, which are composed of domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and index-based exchange-traded funds that invests in high yield or "junk" bonds. International securities included in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

----------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------
                                                                         CUMULATIVE
                                                                        TOTAL RETURNS
                                                   6 Months Ended    Inception (8/13/12)
                                                       3/31/13           to 3/31/13

FUND PERFORMANCE
 NAV                                                    11.05%             12.37%
 Market Price                                           11.10%             12.47%

INDEX PERFORMANCE
 NASDAQ Multi-Asset Diversified Income Index(SM)        11.51%             12.99%
 S&P 500(R) Index                                       10.19%             13.39%
 Dow Jones Select Dividend Index(SM)                    12.20%             13.71%
----------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MDIV - MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   54.59%
Energy                                       22.55
Utilities                                    14.45
Industrials                                   2.68
Consumer Discretionary                        1.51
Consumer Staples                              1.21
Information Technology                        0.97
Health Care                                   0.95
Telecommunication Services                    0.60
Materials                                     0.49
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
iShares iBoxx $ High Yield Corporate
   Bond Fund                                 14.76%
CYS Investments, Inc.                         1.88
American Capital Agency Corp.                 1.71
ARMOUR Residential REIT, Inc.                 1.70
Annaly Capital Management, Inc.               1.48
Hatteras Financial Corp.                      1.31
Capstead Mortgage Corp.                       1.28
Invesco Mortgage Capital, Inc.                1.27
Zions Bancorp., Series C                      1.23
Seaspan Corp., Series C                       1.14
                                            -------
     Total                                   27.76%
                                            =======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       AUGUST 13, 2012 - MARCH 31, 2013

             Multi-Asset Diversified       NASDAQ Multi-Asset       S&P 500(R)     Dow Jones Select
                Income Index Fund       Diversified Income Index      Index       Dividend Index(SM)

8/13/12               10000                       10000               10000             10000
9/30/12               10118                       10132               10290             10134
3/31/13               11236                       11298               11339             11370


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 14, 2012 (commencement of trading) through March 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
8/14/12 - 9/30/12         33           0          0          0            0          0           0          0
10/1/12 - 3/31/13        112           1          0          0            9          0           0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative total returns" represent the total change in value of an investment over the period.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND VI

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2013 (UNAUDITED)

As a shareholder of First Trust NASDAQ Technology Dividend Index Fund and Multi-Asset Diversified Income Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2013.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  OCTOBER 1, 2012     MARCH 31, 2013         PERIOD            PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
Actual                                              $1,000.00           $1,099.40             0.50%                $2.62
Hypothetical (5% return before expenses)            $1,000.00           $1,022.44             0.50%                $2.52

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
Actual                                              $1,000.00           $1,110.50             0.60%                $3.16
Hypothetical (5% return before expenses)            $1,000.00           $1,021.94             0.60%                $3.02

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (October 1, 2012 through March 31, 2013), multiplied by 182/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
COMMON STOCKS - 99.9%

         COMMERCIAL SERVICES & SUPPLIES - 1.2%
  64,031 Pitney Bowes, Inc.......................................  $     951,501

         COMMUNICATIONS EQUIPMENT - 13.4%
 280,633 Cisco Systems, Inc......................................      5,868,036
   8,988 Harris Corp.............................................        416,504
   1,029 InterDigital, Inc.......................................         49,217
  11,828 Motorola Solutions, Inc.................................        757,347
   1,026 Plantronics, Inc........................................         45,339
  45,322 QUALCOMM, Inc...........................................      3,034,308
  38,985 Tellabs, Inc............................................         81,478
                                                                   -------------
                                                                      10,252,229
                                                                   -------------
         COMPUTERS & PERIPHERALS - 15.4%
  13,477 Apple, Inc..............................................      5,965,325
   7,090 Diebold, Inc............................................        214,969
 138,949 Hewlett-Packard Co......................................      3,312,544
   9,162 Lexmark International, Inc..............................        241,877
  47,106 Seagate Technology PLC .................................      1,722,195
   7,086 Western Digital Corp....................................        356,284
                                                                   -------------
                                                                      11,813,194
                                                                   -------------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 12.7%
  41,414 AT&T, Inc...............................................      1,519,480
   1,001 Atlantic Tele-Network, Inc..............................         48,559
  32,999 BCE, Inc................................................      1,540,723
   1,730 BT Group PLC, ADR ......................................         72,712
  42,897 CenturyLink, Inc........................................      1,506,972
   1,701 China Unicom Hong Kong Ltd., ADR .......................         22,929
   1,093 Cogent Communications Group, Inc........................         28,855
  11,583 Consolidated Communications Holdings, Inc...............        203,282
   3,997 Nippon Telegraph & Telephone Corp., ADR ................         86,895
  93,079 Oi S.A., ADR ...........................................        282,960
  21,671 TELUS Corp..............................................      1,497,683
  31,962 Verizon Communications, Inc.............................      1,570,932
 173,133 Windstream Corp.........................................      1,376,407
                                                                   -------------
                                                                       9,758,389
                                                                   -------------
         ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
 102,152 Corning, Inc............................................      1,361,686
                                                                   -------------
         HEALTH CARE TECHNOLOGY - 0.2%
   1,086 Computer Programs & Systems, Inc........................         58,763
   6,250 Quality Systems, Inc....................................        114,250
                                                                   -------------
                                                                         173,013
                                                                   -------------
         HOUSEHOLD DURABLES - 1.2%
  27,683 Garmin Ltd..............................................        914,646
                                                                   -------------
         INTERNET SOFTWARE & SERVICES - 0.6%
  11,148 EarthLink, Inc..........................................         60,422
   4,056 InterActiveCorp.........................................        181,222
   3,106 j2 Global, Inc..........................................        121,786
  17,152 United Online, Inc......................................        103,427
                                                                   -------------
                                                                         466,857
                                                                   -------------

Page 10                See Notes to Financial Statements

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

MARCH 31, 2013 (UNAUDITED)

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

         IT SERVICES - 9.7%
   3,202 Amdocs Ltd..............................................  $     116,072
   7,099 Computer Sciences Corp..................................        349,484
   1,449 DST Systems, Inc........................................        103,270
   1,264 Forrester Research, Inc.................................         40,006
  29,622 International Business Machines Corp....................      6,318,372
  38,558 SAIC, Inc...............................................        522,461
                                                                   -------------
                                                                       7,449,665
                                                                   -------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.3%
   9,026 Altera Corp.............................................        320,152
  22,552 Analog Devices, Inc.....................................      1,048,442
  85,147 Applied Materials, Inc..................................      1,147,782
   1,733 ASML Holding NV ........................................        117,861
  12,191 Avago Technologies Ltd..................................        437,901
  16,871 Broadcom Corp...........................................        584,918
   5,832 Brooks Automation, Inc..................................         59,370
  16,942 Cypress Semiconductor Corp..............................        186,870
 285,317 Intel Corp..............................................      6,234,176
  19,834 Intersil Corp...........................................        172,754
  12,639 KLA-Tencor Corp.........................................        666,581
  21,282 Linear Technology Corp..................................        816,590
  26,480 Marvell Technology Group Ltd............................        280,158
  23,967 Maxim Integrated Products, Inc..........................        782,523
   3,141 Micrel, Inc.............................................         33,012
  20,858 Microchip Technology, Inc...............................        766,740
   3,347 MKS Instruments, Inc....................................         91,038
  10,282 NVIDIA Corp.............................................        131,815
     382 Power Integrations, Inc.................................         16,583
   2,743 Spreadtrum Communications, Inc., ADR ...................         56,259
  12,550 STMicroelectronics NV ..................................         96,761
   2,440 Tessera Technologies, Inc...............................         45,750
  67,848 Texas Instruments, Inc..................................      2,407,247
  16,568 Xilinx, Inc.............................................        632,401
                                                                   -------------
                                                                      17,133,684
                                                                   -------------
         SOFTWARE - 14.4%
   2,187 Blackbaud, Inc..........................................         64,801
  51,704 CA, Inc.................................................      1,301,390
   1,227 Ebix, Inc...............................................         19,902
   8,163 Intuit, Inc.............................................        535,901
 213,988 Microsoft Corp..........................................      6,122,197
  86,819 Oracle Corp.............................................      2,807,726
   1,651 SAP AG, ADR ............................................        132,971
   1,529 Solera Holdings, Inc....................................         89,187
                                                                   -------------
                                                                      11,074,075
                                                                   -------------

                       See Notes to Financial Statements                 Page 11

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

MARCH 31, 2013 (UNAUDITED)

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

         WIRELESS TELECOMMUNICATION SERVICES - 7.0%
  34,562 America Movil SAB de CV, ADR ...........................  $     724,420
  11,324 China Mobile, Ltd., ADR ................................        601,644
  31,316 Rogers Communications, Inc..............................      1,598,995
   6,793 Telephone & Data Systems, Inc...........................        143,129
  53,662 VimpelCom Ltd., ADR ....................................        638,041
  59,157 Vodafone Group PLC, ADR ................................      1,680,650
                                                                   -------------
                                                                       5,386,879
                                                                   -------------
         TOTAL INVESTMENTS - 99.9% ..............................     76,735,818
         (Cost $72,995,920) (a)

         NET OTHER ASSETS AND LIABILITIES - 0.1% ................         44,284
                                                                   -------------
         NET ASSETS - 100.0%                                       $  76,780,102
                                                                   =============


(a) Aggregate cost for financial reporting purposes which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,390,820 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $650,922.

ADR   American Depositary Receipt

---------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                              3/31/2013        PRICES           INPUTS          INPUTS
-----------------------------------------------------  -------------   -------------    ------------    -----------
Common Stocks*.......................................  $  76,735,818   $  76,735,818    $        --     $        --
                                                       =============   =============    ===========     ===========

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.

Page 12                      See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
COMMON STOCKS - 25.7%

         AEROSPACE & DEFENSE - 1.1%
  14,447 Lockheed Martin Corp....................................  $   1,394,424
  18,516 Raytheon Co.............................................      1,088,556
                                                                   -------------
                                                                       2,482,980
                                                                   -------------
         COMMERCIAL BANKS - 2.6%
 132,816 First Niagara Financial Group, Inc......................      1,176,750
  73,974 FirstMerit Corp.........................................      1,222,790
  97,045 FNB Corp................................................      1,174,245
  46,231 Trustmark Corp..........................................      1,156,237
  49,805 United Bankshares, Inc..................................      1,325,311
                                                                   -------------
                                                                       6,055,333
                                                                   -------------
         COMMERCIAL SERVICES & SUPPLIES - 0.5%
  27,844 Waste Management, Inc...................................      1,091,763
                                                                   -------------
         COMPUTERS & PERIPHERALS - 0.5%
  36,500 Diebold, Inc............................................      1,106,680
                                                                   -------------
         CONTAINERS & PACKAGING - 0.5%
  32,176 Sonoco Products Co......................................      1,125,838
                                                                   -------------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
  37,718 AT&T, Inc...............................................      1,383,873
                                                                   -------------
         ELECTRIC UTILITIES - 6.9%
  22,583 ALLETE, Inc.............................................      1,107,019
  23,616 American Electric Power Co., Inc........................      1,148,446
  21,969 Entergy Corp............................................      1,389,320
  43,025 Exelon Corp.............................................      1,483,502
  36,639 FirstEnergy Corp........................................      1,546,166
  48,719 Great Plains Energy, Inc................................      1,129,794
  45,343 Hawaiian Electric Industries, Inc.......................      1,256,454
  18,898 Pinnacle West Capital Corp..............................      1,094,005
  41,058 PPL Corp................................................      1,285,526
  25,974 Southern Co.............................................      1,218,700
  21,498 UNS Energy Corp.........................................      1,052,112
  37,664 Westar Energy, Inc......................................      1,249,691
  35,720 Xcel Energy, Inc........................................      1,060,884
                                                                   -------------
                                                                      16,021,619
                                                                   -------------
         ENERGY EQUIPMENT & SERVICES - 0.5%
  17,807 Diamond Offshore Drilling, Inc..........................      1,238,655
                                                                   -------------
         GAS UTILITIES - 1.4%
  27,744 AGL Resources, Inc......................................      1,163,861
  23,028 Northwest Natural Gas Co................................      1,009,087
  23,895 WGL Holdings, Inc.......................................      1,053,769
                                                                   -------------
                                                                       3,226,717
                                                                   -------------
         HOTELS, RESTAURANTS & LEISURE - 0.5%
  17,097 Six Flags Entertainment Corp............................      1,239,191
                                                                   -------------

                       See Notes to Financial Statements                 Page 13

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES/
 UNITS                         DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
COMMON STOCKS - (CONTINUED)

         HOUSEHOLD DURABLES - 0.5%
  33,707 Leggett & Platt, Inc....................................  $   1,138,623
                                                                   -------------
         INSURANCE - 0.5%
  22,573 Cincinnati Financial Corp...............................      1,065,220
                                                                   -------------
         LEISURE EQUIPMENT & PRODUCTS - 0.5%
  25,626 Hasbro, Inc.............................................      1,126,007
                                                                   -------------
         MULTI-UTILITIES - 6.1%
  21,917 Alliant Energy Corp.....................................      1,099,795
  38,855 Ameren Corp.............................................      1,360,702
  49,221 CenterPoint Energy, Inc.................................      1,179,335
  19,191 Consolidated Edison, Inc................................      1,171,227
  18,532 Dominion Resources, Inc.................................      1,078,192
  15,203 DTE Energy Co...........................................      1,038,973
  27,320 NorthWestern Corp.......................................      1,088,975
  26,645 PG&E Corp...............................................      1,186,502
  37,195 Public Service Enterprise Group, Inc....................      1,277,276
  23,049 SCANA Corp..............................................      1,179,187
  76,420 TECO Energy, Inc........................................      1,361,804
  35,907 Vectren Corp............................................      1,271,826
                                                                   -------------
                                                                      14,293,794
                                                                   -------------
         PHARMACEUTICALS - 0.9%
  27,293 Bristol-Myers Squibb Co.................................      1,124,198
  24,338 Merck & Co., Inc........................................      1,076,470
                                                                   -------------
                                                                       2,200,668
                                                                   -------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
  52,793 Intel Corp..............................................      1,153,527
                                                                   -------------
         THRIFTS & MORTGAGE FINANCE - 0.4%
  83,845 Northwest Bancshares, Inc...............................      1,063,993
                                                                   -------------
         TOBACCO - 1.2%
  40,041 Altria Group, Inc.......................................      1,377,010
  32,281 Reynolds American, Inc..................................      1,436,182
                                                                   -------------
                                                                       2,813,192
                                                                   -------------
         TOTAL COMMON STOCKS ....................................     59,827,673
         (Cost $57,371,762)                                        -------------

MASTER LIMITED PARTNERSHIPS - 20.6%

         ENERGY EQUIPMENT & SERVICES - 1.0%
  88,093 Exterran Partners, L.P..................................      2,314,203
                                                                   -------------
         OIL, GAS & CONSUMABLE FUELS - 19.6%
  70,978 Boardwalk Pipeline Partners, L.P........................      2,080,365
 108,185 BreitBurn Energy Partners, L.P..........................      2,168,027
  34,521 Buckeye Partners, L.P...................................      2,111,304
  74,766 Crestwood Midstream Partners, L.P.......................      1,783,169
  82,489 Dorchester Minerals, L.P................................      1,913,745


Page 14                See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

MARCH 31, 2013 (UNAUDITED)

SHARES/
 UNITS                         DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS - (CONTINUED)

         OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
 235,331 Eagle Rock Energy Partners, L.P.........................  $   2,310,950
  29,982 El Paso Pipeline Partners, L.P..........................      1,315,011
  63,172 Enbridge Energy Partners, L.P...........................      1,904,004
  38,723 Energy Transfer Partners, L.P...........................      1,962,869
  19,237 Enterprise Products Partners, L.P.......................      1,159,799
  15,239 Kinder Morgan Energy Partners, L.P......................      1,368,005
  81,974 Legacy Reserves, L.P....................................      2,261,663
  61,787 Martin Midstream Partners, L.P..........................      2,380,035
 110,995 Memorial Production Partners, L.P.......................      2,208,801
  40,959 NuStar Energy, L.P......................................      2,184,753
  19,335 ONEOK Partners, L.P.....................................      1,109,829
  84,077 PAA Natural Gas Storage, L.P............................      1,798,407
  84,571 Pioneer Southwest Energy Partners, L.P..................      2,066,070
 146,381 QR Energy, L.P..........................................      2,589,480
  76,299 Regency Energy Partners, L.P............................      1,913,579
  37,075 Spectra Energy Partners, L.P............................      1,458,901
  38,069 TC Pipelines, L.P.......................................      1,845,966
  41,430 Teekay LNG Partners L.P.................................      1,716,445
  64,834 Teekay Offshore Partners, L.P...........................      1,957,338
                                                                   -------------
                                                                      45,568,515
                                                                   -------------
         TOTAL MASTER LIMITED PARTNERSHIPS.......................     47,882,718
         (Cost $45,227,189)                                        -------------

REAL ESTATE INVESTMENT TRUSTS - 20.0%

 120,750 American Capital Agency Corp............................      3,958,185
 215,573 Annaly Capital Management, Inc..........................      3,425,455
 605,128 ARMOUR Residential REIT, Inc............................      3,951,486
   5,801 AvalonBay Communities, Inc..............................        734,813
  11,314 Camden Property Trust ..................................        777,046
 232,476 Capstead Mortgage Corp..................................      2,980,342
  43,618 CBL & Associates Properties, Inc........................      1,029,385
 161,580 CreXus Investment Corp..................................      2,103,772
 372,334 CYS Investments, Inc....................................      4,371,201
  40,582 DDR Corp................................................        706,938
  31,784 EPR Properties .........................................      1,654,357
   4,656 Essex Property Trust, Inc...............................        701,100
 110,596 Hatteras Financial Corp.................................      3,033,648
  21,359 HCP, Inc................................................      1,064,960
 138,072 Invesco Mortgage Capital, Inc...........................      2,953,360
  30,200 LTC Properties, Inc.....................................      1,230,046
  99,225 Medical Properties Trust, Inc...........................      1,591,569
 267,009 MFA Financial, Inc......................................      2,488,524
  15,502 National Health Investors, Inc..........................      1,014,606
  34,250 National Retail Properties, Inc.........................      1,238,823
  17,414 Plum Creek Timber Co., Inc..............................        909,011
   4,575 Public Storage .........................................        696,864
  13,529 Rayonier, Inc...........................................        807,275

                       See Notes to Financial Statements                 Page 15

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

MARCH 31, 2013 (UNAUDITED)

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS - (CONTINUED)

  62,591 Redwood Trust, Inc......................................  $   1,450,859
  62,872 Starwood Property Trust, Inc............................      1,745,327
                                                                   -------------
         TOTAL REAL ESTATE INVESTMENT TRUSTS ....................     46,618,952
         (Cost $45,311,416)                                        -------------

                                               STATED     STATED
 SHARES       DESCRIPTION                       RATE     MATURITY      VALUE
-------- ------------------------------------  ------  ----------  -------------
$25 PAR PREFERRED SECURITIES - 17.7%

         CAPITAL MARKETS - 4.4%
  70,213 Deutsche Bank Contingent Capital
           Trust II .........................   6.55%      (a)         1,858,538
  73,992 Deutsche Bank Contingent Capital
           Trust V ..........................   8.05%      (a)         2,101,373
  56,810 Goldman Sachs Group, Inc., Series A    3.75%      (a)         1,333,899
  73,555 Goldman Sachs Group, Inc., Series B    6.20%      (a)         1,882,272
  63,775 Goldman Sachs Group, Inc., Series D    4.00%      (a)         1,512,105
  64,527 Morgan Stanley, Series A ...........   4.00%      (a)         1,484,121
                                                                   -------------
                                                                      10,172,308
                                                                   -------------
         COMMERCIAL BANKS - 5.5%
  74,433 HSBC Holdings PLC, Series A ........   6.20%      (a)         1,883,155
  97,063 M&T Capital Trust IV ...............   8.50%   01/31/68       2,496,460
  47,495 US Bancorp, Series B ...............   3.50%      (a)         1,130,381
  92,716 US Bancorp, Series D ...............   7.88%      (a)         2,368,894
  72,026 Wells Fargo & Co., Series J ........   8.00%      (a)         2,155,738
 110,242 Zions Bancorp., Series C ...........   9.50%      (a)         2,849,756
                                                                   -------------
                                                                      12,884,384
                                                                   -------------
         DIVERSIFIED FINANCIAL SERVICES - 3.3%
 101,485 Bank of America Corp., Series 8 ....   8.63%      (a)         2,587,868
  95,964 Bank of America Corp., Series H ....   8.20%      (a)         2,445,163
  98,639 JPMorgan Chase & Co., Series J .....   8.63%      (a)         2,562,641
                                                                   -------------
                                                                       7,595,672
                                                                   -------------
         INSURANCE - 2.2%
  49,103 MetLife Inc., Series A .............   4.00%      (a)         1,236,413
  76,696 MetLife Inc., Series B .............   6.50%      (a)         1,943,477
  73,203 Prudential PLC .....................   6.50%      (a)         1,879,853
                                                                   -------------
                                                                       5,059,743
                                                                   -------------
         MARINE - 1.1%
  95,090 Seaspan Corp., Series C ............   9.50%      (a)         2,641,600
                                                                   -------------
         OIL, GAS & CONSUMABLE FUELS - 0.4%
  39,112 Magnum Hunter Resources Corp.,
           Series C .........................  10.25%      (a)         1,023,561
                                                                   -------------
         REAL ESTATE INVESTMENT TRUSTS - 0.8%
  70,182 Vornado Realty Trust, Series J .....   6.88%      (a)         1,917,372
                                                                   -------------


Page 16                See Notes to Financial Statements

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

MARCH 31, 2013 (UNAUDITED)

                                               STATED     STATED
 SHARES       DESCRIPTION                       RATE     MATURITY      VALUE
-------- ------------------------------------  ------  ----------  -------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

         TOTAL $25 PAR PREFERRED SECURITIES .....................  $  41,294,640
         (Cost $41,009,514)                                        -------------

$50 PAR PREFERRED SECURITIES - 0.9%

         OIL, GAS & CONSUMABLE FUELS - 0.9%
  49,066 Apache Corp., Series D (b) .........   6.00%   08/01/13       2,185,400
                                                                   -------------
         TOTAL $50 PAR PREFERRED SECURITIES .....................      2,185,400
         (Cost $2,210,982)                                         -------------

 SHARES                        DESCRIPTION                             VALUE
-------- --------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS - 14.7%

         CAPITAL MARKETS - 14.7%
 363,036 iShares iBoxx $ High Yield Corporate Bond Fund .........     34,252,446
                                                                   -------------
         TOTAL EXCHANGE-TRADED FUNDS ............................     34,252,446
         (Cost $33,955,843)                                        -------------

         TOTAL INVESTMENTS - 99.6%...............................    232,061,829
         (Cost $225,086,706) (c)

         NET OTHER ASSETS AND LIABILITIES - 0.4% ................      1,012,146
                                                                   -------------
         NET ASSETS - 100.0% ....................................  $ 233,073,975
                                                                   =============


(a)   Perpetual maturity.

(b) This security will automatically convert into shares of common stock on August 1, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,468,424 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $493,301.

                       See Notes to Financial Statements                 Page 17

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

MARCH 31, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                                         3/31/2013        PRICES           INPUTS          INPUTS
                                                       -------------   -------------    ------------    -----------
Common Stocks*.......................................  $  59,827,673   $  59,827,673    $        --     $        --
Master Limited Partnerships*.........................     47,882,718      47,882,718             --              --
Real Estate Investment Trusts........................     46,618,952      46,618,952             --              --
$25 Par Preferred Securities*........................     41,294,640      41,294,640             --              --
$50 Par Preferred Securities*........................      2,185,400       2,185,400             --              --
Exchange-Traded Funds*...............................     34,252,446      34,252,446             --              --
                                                       -------------   -------------    -----------     -----------
Total Investments....................................  $ 232,061,829   $ 232,061,829    $        --     $        --
                                                       =============   =============    ===========     ===========

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2013.

Page 18                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2013 (UNAUDITED)

                                                                               FIRST TRUST
                                                                                  NASDAQ                   MULTI-ASSET
                                                                           TECHNOLOGY DIVIDEND          DIVERSIFIED INCOME
                                                                                INDEX FUND                  INDEX FUND
                                                                           -------------------          ------------------
ASSETS:
Investments, at value .................................................       $   76,735,818              $  232,061,829
Receivables:
   Fund shares sold ...................................................                   --                  13,118,527
   Investment securities sold .........................................                   --                   2,185,405
   Dividends ..........................................................              143,797                   1,048,714
   Dividend reclaims ..................................................                1,487                       1,245
                                                                              --------------              --------------
      Total Assets ....................................................           76,881,102                 248,415,720
                                                                              --------------              --------------
LIABILITIES:
Due to custodian                                                                      70,288                     290,023
Payables:
   Investment securities purchased                                                        --                  14,958,866
   Investment advisory fees                                                           30,712                      92,856
                                                                              --------------              --------------
      Total Liabilities                                                              101,000                  15,341,745
                                                                              --------------              --------------
NET ASSETS                                                                    $   76,780,102              $  233,073,975
                                                                              ==============              ==============
NET ASSETS CONSIST OF:
Paid-in capital                                                               $   72,038,579              $  222,564,090
Par value                                                                             36,050                     106,500
Accumulated net investment income (loss)                                           (448,222)                     657,490
Accumulated net realized gain (loss) on investments                                1,413,797                   2,770,772
Net unrealized appreciation (depreciation) on investments                          3,739,898                   6,975,123
                                                                              --------------              --------------
NET ASSETS                                                                    $   76,780,102              $  233,073,975
                                                                              ==============              ==============
NET ASSET VALUE, per share                                                    $        21.30              $        21.88
                                                                              ==============              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)                                          3,605,000                  10,650,002
                                                                              ==============              ==============
Investments, at cost                                                          $   72,995,920              $  225,086,706
                                                                              ==============              ==============


                       See Notes to Financial Statements                 Page 19

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2013 (UNAUDITED)

                                                                               FIRST TRUST
                                                                                  NASDAQ                   MULTI-ASSET
                                                                           TECHNOLOGY DIVIDEND          DIVERSIFIED INCOME
                                                                                INDEX FUND                  INDEX FUND
                                                                           -------------------          ------------------
INVESTMENT INCOME:
Dividends .............................................................       $      937,459              $    3,345,871
Foreign tax withholding ...............................................              (18,462)                       (933)
                                                                              --------------              --------------
   Total investment income ............................................              918,997                   3,344,938
                                                                              --------------              --------------

EXPENSES:
Investment advisory fees ..............................................              125,810                     267,672
                                                                              --------------              --------------
   Total expenses .....................................................              125,810                     267,672
                                                                              --------------              --------------
NET INVESTMENT INCOME (LOSS) ..........................................              793,187                   3,077,266
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................             (723,463)                   (828,440)
   In-kind redemptions ................................................            2,266,907                   3,662,035
                                                                              --------------              --------------
Net realized gain (loss) ..............................................            1,543,444                   2,833,595
Net change in unrealized appreciation (depreciation) on
   Investments ........................................................            4,010,359                   7,139,997
                                                                              --------------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................            5,553,803                   9,973,592
                                                                              --------------              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................       $    6,346,990              $   13,050,858
                                                                              ==============              ==============

Page 20                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FIRST TRUST
                                                                          NASDAQ                         MULTI-ASSET
                                                                   TECHNOLOGY DIVIDEND                DIVERSIFIED INCOME
                                                                        INDEX FUND                        INDEX FUND
                                                                ----------------------------    ----------------------------
                                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                                 SIX MONTHS        PERIOD        SIX MONTHS        PERIOD
                                                                   ENDED        8/13/2012 (a)      ENDED        8/13/2012 (a)
                                                                 3/31/2013        THROUGH        3/31/2013        THROUGH
                                                                (UNAUDITED)      9/30/2012      (UNAUDITED)      9/30/2012
                                                                ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income (loss)                                    $    793,187    $     48,588    $  3,077,266    $    143,767
Net realized gain (loss)                                           1,543,444          29,438       2,833,595         102,482
Net change in unrealized appreciation (depreciation)               4,010,359       (270,461)       7,139,997        (164,874)
                                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations    6,346,990       (192,435)      13,050,858          81,375
                                                                ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                             (1,241,409)        (49,593)     (2,504,221)        (56,575)
Net realized gain                                                         --              --          (3,630)             --
                                                                ------------    ------------    ------------    ------------
Total distributions to shareholders                               (1,241,409)        (49,593)     (2,507,851)        (56,575)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold                                         62,492,670      30,989,339     225,847,325      40,391,888
Cost of shares redeemed                                          (18,549,113)     (3,016,347)    (37,623,800)     (6,109,245)
                                                                ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
   shareholder transactions                                       43,943,557      27,972,992     188,223,525      34,282,643
                                                                ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                           49,049,138      27,730,964     198,766,532      34,307,443

NET ASSETS:
Beginning of period                                               27,730,964              --      34,307,443              --
                                                                ------------    ------------    ------------    ------------
End of period                                                   $ 76,780,102    $ 27,730,964    $233,073,975    $ 34,307,443
                                                                ============    ============    ============    ============
Accumulated net investment income (loss) at end of period       $   (448,222)   $         --    $    657,490    $     84,445
                                                                ============    ============    ============    ============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period                            1,405,000              --       1,700,002              --
Shares sold                                                        3,100,000       1,555,000      10,700,000       2,000,002
Shares redeemed                                                     (900,000)       (150,000)     (1,750,000)       (300,000)
                                                                ------------    ------------    ------------    ------------
Shares outstanding, end of period                                  3,605,000       1,405,000      10,650,002       1,700,002
                                                                ============    ============    ============    ============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust NASDAQ Technology Dividend Index Fund on July 19, 2012 in order to establish the Trust and seeded the Multi-Asset Diversified Income Index Fund on August 10, 2012.

                       See Notes to Financial Statements                 Page 21

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND

                                                 SIX MONTHS    FOR THE PERIOD
                                                   ENDED       8/13/2012 (a)
                                                 3/31/2013        THROUGH
                                                (UNAUDITED)      9/30/2012
                                               --------------  --------------
Net asset value, beginning of period             $    19.74      $    19.92
                                                 ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.26            0.04
Net realized and unrealized gain (loss)                1.68          (0.18)
                                                 ----------      ----------
Total from investment operations                       1.94          (0.14)
                                                 ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.38)          (0.04)
                                                 ----------      ----------
Total distributions                                   (0.38)          (0.04)
                                                 ----------      ----------
Net asset value, end of period                   $    21.30      $    19.74
                                                 ==========      ==========
TOTAL RETURN (b)                                       9.94%          (0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   76,780      $   27,731
Ratio of total expenses to average net assets          0.50% (c)       0.50% (c)
Ratio of net investment income (loss) to
   average net assets                                  3.15% (c)       2.39% (c)
Portfolio turnover rate (d)                              31%             18%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the Fund on July 19, 2012 in order to establish the Trust.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 22                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND

                                                 SIX MONTHS    FOR THE PERIOD
                                                   ENDED       8/13/2012 (a)
                                                 3/31/2013        THROUGH
                                                (UNAUDITED)      9/30/2012
                                               --------------  --------------
Net asset value, beginning of period             $    20.18      $    19.98
                                                 ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.50            0.09
Net realized and unrealized gain (loss)                1.69            0.15
                                                 ----------      ----------
Total from investment operations                       2.19            0.24
                                                 ----------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.49)          (0.04)
Net realized gain                                     (0.00) (b)         --
                                                 ----------      ----------
Total distributions                                   (0.49)          (0.04)
                                                 ----------      ----------
Net asset value, end of period                   $    21.88      $    20.18
                                                 ==========      ==========
TOTAL RETURN (c)                                      11.05%           1.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $  233,074      $   34,307
Ratio of total expenses to average net assets          0.60% (d)       0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                  6.90% (d)       7.10% (d)
Portfolio turnover rate (e)                              71%             34%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the Fund on August 10, 2012.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds:
   First Trust NASDAQ Technology Dividend Index Fund - (NASDAQ(R) Stock Market LLC ("NASDAQ") ticker "TDIV")
   Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on NASDAQ. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                    INDEX

First Trust NASDAQ Technology Dividend Index Fund       NASDAQ Technology Dividend Index(SM)(1)
Multi-Asset Diversified Income Index Fund               NASDAQ Multi-Asset Diversified Income Index(1)

(1) This index is developed, maintained and sponsored by The NASDAQ OMX Group, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of March 31, 2013, is included with each Fund's Portfolio of Investments.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") and master limited partnerships ("MLPs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REIT's and MLP's fiscal year end. A Fund records the character of distributions received from the REITs and MLPs during the year based on estimates and historical information available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs and MLPs after their tax reporting periods conclude.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2013, the Funds had no securities in the securities lending program.

D. Dividends and Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Diversified Income Index Fund and quarterly for First Trust NASDAQ Technology Dividend Index Fund or as the Board of Trustees may determine from time to time. Prior to January 31, 2013, the dividends for Multi-Asset Diversified Income Index Fund were declared and paid quarterly. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the period ended September 30, 2012 was as follows:

                                                                                  Distributions    Distributions    Distributions
                                                                                    paid from        paid from        paid from
                                                                                    Ordinary          Capital         Return of
                                                                                     Income            Gains           Capital
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                  $   49,593       $       --       $       --
Multi-Asset Diversified Income Index Fund                                              56,575               --               --

As of September 30, 2012, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                    Accumulated          Net
                                                                                  Undistributed     Capital and      Unrealized
                                                                                    Ordinary           Other        Appreciation
                                                                                     Income         Gain (Loss)    (Depreciation)
                                                                                  -------------    -------------    -------------
First Trust NASDAQ Technology Dividend Index Fund                                  $       --       $   (9,548)      $ (390,560)
Multi-Asset Diversified Income Index Fund                                              87,797               --         (227,419)

E. Income Taxes

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The tax period ended 2012 remains open to federal and state audit. As of March 31, 2013, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2012, for federal income tax purposes, each Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                           Capital Loss
                                                             Available
                                                           ------------
First Trust NASDAQ Technology Dividend Index Fund             $9,548
Multi-Asset Diversified Income Index Fund                         --

F. Expenses

Expenses that are directly related to the Funds, are charged to First Trust Advisors L.P. ("First Trust" or the "Advisor") pursuant to the Investment Management Agreement, with the exception of distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest and extraordinary expenses, which are charged to each respective Fund.

First Trust has entered into licensing agreements with NASDAQ OMX Group, Inc. ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust NASDAQ Technology Dividend Index Fund and the Multi-Asset Diversified Income Index Fund, First Trust is paid an annual unitary management fee of 0.50% and 0.60%, respectively, of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms until December 31, 2013 before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2013, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                   Purchases             Sales
                                                                ---------------     ---------------
First Trust NASDAQ Technology Dividend Index Fund                $  15,586,892       $  22,905,937
Multi-Asset Diversified Income Index Fund                           68,962,876          96,118,230

For the six months ended March 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                   Purchases             Sales
                                                                ---------------     ---------------
First Trust NASDAQ Technology Dividend Index Fund                $  62,339,608       $  11,536,147
Multi-Asset Diversified Income Index Fund                          224,885,042           9,668,333


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:


                                                      Creation      Redemption
                                                     Transaction    Transaction
                                                        Fees           Fees
                                                     -----------    -----------
First Trust NASDAQ Technology Dividend Index Fund      $   500        $   500
Multi-Asset Diversified Income Index Fund                1,000          1,000


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were the following subsequent events:

On April 22, 2013, MDIV declared a dividend of $0.0758 per share to Common Shareholders of record on April 25, 2013, payable April 30, 2013.

On May 20, 2013, MDIV declared a dividend of $0.1250 per share to Common Shareholders of record on May 23, 2013, payable May 31, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VI.

The following summarizes some of the risks that should be considered for the Funds. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

The First Trust NASDAQ Technology Dividend Index Fund is considered to be non-diversified. As a result, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Each Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The Multi-Asset Diversified Income Index Fund is subject to the risks of investing in MLPs. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

The Multi-Asset Diversified Income Index Fund invests in REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

The Multi-Asset Diversified Income Index Fund invests in ETFs. ETFs are generally index funds bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

The Multi-Asset Diversified Income Index Fund invests in an exchange-traded fund that invests in high yield securities, which are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2013 (UNAUDITED)

The Multi-Asset Diversified Income Index Fund invests in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for a fund because it may invest in exchange-traded funds that invest in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

The First Trust NASDAQ Technology Dividend Index Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust NASDAQ Technology Dividend Index Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

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


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


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

FIRST TRUST

First Trust Exchange-Traded Fund VI



INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA  02109

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund VI
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  May 21, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  May 21, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.